SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Government Fund	June 30, 2022 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 21.0%
	United States Treasury Notes,
	0.125% due 12/15/2023	$ 5,800,000	$ 5,565,055
	0.375% due 11/30/2025	1,100,000	1,004,609
	0.625% due 5/15/2030	9,700,000	8,088,891
	1.50% due 10/31/2024 - 2/15/2030	6,635,000	6,271,356
	1.875% due 2/15/2032	115,000	104,183
	2.25% due 12/31/2023	10,600,000	10,485,719
	2.875% due 5/15/2032	2,823,000	2,791,682
	United States Treasury Notes Inflationary Index,
	0.125% due 1/15/2030 - 7/15/2030	13,157,345	12,549,446
	0.25% due 7/15/2029	5,604,949	5,433,954
	Total U.S. Treasury Securities (Cost $56,961,622)		52,294,895
	U.S. Government Agencies — 7.7%
[a]	Durrah MSN 35603 (Guaranty: Export-Import Bank of the United States), 1.684% due 1/22/2025	355,663	347,867
	HNA Group LLC (Guaranty: Export-Import Bank of the United States), Series 2015, 2.291% due 6/30/2027	1,374,285	1,327,081
[a]	MSN 41079 and 41084 Ltd. (Guaranty: Export-Import Bank of the United States), 1.717% due 7/13/2024	321,457	315,444
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[a,b]	1.394% (LIBOR 3 Month + 0.35%) due 4/15/2025	1,050,000	1,052,919
[a]	1.70% due 12/20/2022	261,250	254,876
[a]	2.29% due 2/15/2024	105,000	101,372
[a]	2.46% due 12/15/2025	875,000	824,591
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[a]	2.06% due 1/15/2026	1,400,000	1,343,552
[a]	2.512% due 1/15/2026	2,110,000	2,051,701
	Small Business Administration Participation Certificates,
	Series 2002-20K Class 1, 5.08% due 11/1/2022	9,131	9,115
	Series 2005-20H Class 1, 5.11% due 8/1/2025	37,910	37,957
	Series 2007-20D Class 1, 5.32% due 4/1/2027	94,275	94,944
	Series 2007-20F Class 1, 5.71% due 6/1/2027	60,841	61,823
	Series 2007-20I Class 1, 5.56% due 9/1/2027	218,667	221,383
	Series 2007-20K Class 1, 5.51% due 11/1/2027	138,770	140,571
	Series 2008-20G Class 1, 5.87% due 7/1/2028	383,922	394,095
	Series 2011-20G Class 1, 3.74% due 7/1/2031	603,800	592,543
	Series 2011-20K Class 1, 2.87% due 11/1/2031	774,716	741,630
	Series 2014-20H Class 1, 2.88% due 8/1/2034	556,759	533,657
	Series 2015-20B Class 1, 2.46% due 2/1/2035	518,330	490,702
	Series 2015-20G Class 1, 2.88% due 7/1/2035	1,078,556	1,031,913
	Series 2015-20I Class 1, 2.82% due 9/1/2035	1,004,391	958,712
	Series 2017-20I Class 1, 2.59% due 9/1/2037	2,178,822	2,050,137
	Series 2017-20K Class 1, 2.79% due 11/1/2037	1,004,923	951,724
	Thirax 1 LLC (Guaranty: Export-Import Bank of the United States), 0.968% due 1/14/2033	1,353,547	1,197,619
	Ulani MSN 35940 LLC (Guaranty: Export-Import Bank of the United States), 2.227% due 5/16/2025	1,250,000	1,239,650
[a,b]	Washington Aircraft 2 Co DAC (Guaranty: Export-Import Bank of the United States), 2.627% (LIBOR 3 Month + 0.43%) due 6/26/2024	768,874	763,538
	Total U.S. Government Agencies (Cost $19,945,203)		19,131,116
	Mortgage Backed — 61.2%
[b,c]	Federal Agricultural Mortgage Corp. Mtg Trust, Whole Loan Securities Trust CMO, Seies 2021-1 Class A, 2.18% due 1/25/2051	4,566,197	4,046,774
	Federal Home Loan Mtg Corp.,
	Pool D98887, 3.50% due 1/1/2032	244,856	245,114
	Pool E09025, 2.50% due 3/1/2028	53,891	53,226
	Pool G13804, 5.00% due 3/1/2025	45,251	46,102
	Pool G15227, 3.50% due 12/1/2029	881,208	885,190
	Pool G16710, 3.00% due 11/1/2030	1,352,746	1,344,128
	Pool J11371, 4.50% due 12/1/2024	43,816	44,390
	Pool J21208, 2.50% due 11/1/2027	1,021,542	1,008,717
	Pool J37586, 3.50% due 9/1/2032	194,636	195,378
	Pool T61943, 3.50% due 8/1/2045	125,047	121,503
	Pool T65457, 3.00% due 1/1/2048	558,133	521,810
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 1351 Class TE, 7.00% due 8/15/2022	314	314
	Series 3704 Class DC, 4.00% due 11/15/2036	72,556	72,750

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	June 30, 2022 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Series 3867 Class VA, 4.50% due 3/15/2024	$ 404,483	$ 404,987
	Series 3922 Class PQ, 2.00% due 4/15/2041	123,007	119,361
	Series 4050 Class MV, 3.50% due 8/15/2023	429,006	429,231
[b]	Series 4105 Class FG, 1.724% (LIBOR 1 Month + 0.40%) due 9/15/2042	551,495	549,259
	Series 4120 Class TC, 1.50% due 10/15/2027	559,976	540,823
	Series 4120 Class UE, 2.00% due 10/15/2027	626,210	608,460
	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through CMBS,
[b]	Series K035 Class A2, 3.458% due 8/25/2023	2,995,533	2,985,842
	Series K037 Class A1, 2.592% due 4/25/2023	232,139	230,940
	Series K038 Class A1, 2.604% due 10/25/2023	455,688	453,763
	Series K042 Class A1, 2.267% due 6/25/2024	1,190,614	1,171,953
[b]	Series K047 Class A2, 3.329% due 5/25/2025	1,250,000	1,248,035
	Series K055 Class A1, 2.263% due 4/25/2025	61,390	60,237
[b]	Series K061 Class A2, 3.347% due 11/25/2026	290,000	289,736
[b]	Series K069 Class A2, 3.187% due 9/25/2027	180,000	178,329
	Series K071 Class A2, 3.286% due 11/25/2027	2,000,000	1,990,566
	Series K072 Class A2, 3.444% due 12/25/2027	120,000	120,298
	Series K073 Class A2, 3.35% due 1/25/2028	3,000,000	3,002,075
	Series K095 Class A2, 2.785% due 6/25/2029	577,000	554,704
	Series K729 Class A2, 3.136% due 10/25/2024	3,500,000	3,467,200
	Series K730 Class A1, 3.452% due 9/25/2024	4,924	4,917
[b]	Series K730 Class A2, 3.59% due 1/25/2025	190,000	190,227
[b]	Series KF15 Class A, 1.79% (LIBOR 1 Month + 0.67%) due 2/25/2023	57,965	57,965
	Series KHG1 Class A3, 3.341% due 12/25/2027	300,000	300,149
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[b]	Series 2017-3 Class HA, 3.25% due 7/25/2056	1,046,523	1,028,516
[b]	Series 2017-4 Class HT, 3.25% due 6/25/2057	3,003,793	2,903,477
	Series 2017-4 Class MT, 3.50% due 6/25/2057	667,941	652,350
[b]	Series 2018-1 Class HA, 3.00% due 5/25/2057	1,378,966	1,342,794
[b]	Series 2018-2 Class HA, 3.00% due 11/25/2057	788,103	769,883
	Series 2018-3 Class HA, 3.00% due 8/25/2057	1,030,407	1,004,888
[b]	Series 2018-3 Class MA, 3.50% due 8/25/2057	1,173,420	1,162,440
	Series 2018-4 Class HA, 3.00% due 3/25/2058	1,258,562	1,226,603
	Series 2018-4 Class MA, 3.50% due 3/25/2058	906,030	897,012
	Series 2019-1 Class MA, 3.50% due 7/25/2058	2,531,644	2,505,674
	Series 2019-2 Class MA, 3.50% due 8/25/2058	2,184,408	2,160,831
	Series 2019-3 Class MA, 3.50% due 10/25/2058	900,913	891,784
	Series 2019-4 Class MA, 3.00% due 2/25/2059	1,292,108	1,258,005
	Series 2020-1 Class MA, 2.50% due 8/25/2059	1,975,858	1,894,773
	Series 2020-2 Class A1C, 2.00% due 9/25/2030	2,359,793	2,227,082
	Series 2020-2 Class A1D, 1.75% due 9/25/2030	2,359,793	2,205,340
	Series 2020-2 Class MA, 2.00% due 11/25/2059	1,918,900	1,811,158
	Series 2020-3 Class MA, 2.00% due 5/25/2060	622,368	586,088
	Series 2020-3 Class MT, 2.00% due 5/25/2060	716,776	642,674
	Series 2022-1 Class MTU, 3.25% due 11/25/2061	1,142,972	1,094,009
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA6808 3.00% due 2/1/2052	2,463,412	2,298,500
	Pool RC1280, 3.00% due 3/1/2035	602,561	592,490
	Pool RC1535, 2.00% due 8/1/2035	2,162,281	2,028,847
	Pool RC1826, 2.00% due 2/1/2036	1,591,302	1,493,103
	Pool RD5043, 2.00% due 12/1/2030	2,470,693	2,373,568
	Pool SB0662, 2.50% due 4/1/2037	5,376,037	5,147,294
	Pool SB8010, 2.50% due 10/1/2034	702,491	676,492
	Pool SB8030, 2.00% due 12/1/2034	1,024,628	960,317
	Pool ZS4730, 3.50% due 8/1/2047	926,019	904,200
	Pool ZS7299, 3.00% due 10/1/2030	693,764	688,691
	Pool ZS7942, 3.00% due 2/1/2033	2,297,654	2,274,904
	Pool ZS8034, 3.00% due 6/1/2033	1,711,995	1,695,909
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2015-SC02 Class 2A, 3.50% due 9/25/2045	226,432	221,110
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	277,226	270,837
	Series 2016-SC02 Class 2A, 3.50% due 10/25/2046	198,475	192,338
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	447,336	424,512
	Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	352,672	336,752
	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	168,578	164,305

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	June 30, 2022 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Federal National Mtg Assoc.,
[b]	Pool 895572, 2.284% (LIBOR 12 Month + 1.82%) due 6/1/2036	$ 70,959	$ 73,408
	Pool BF0130, 3.50% due 8/1/2056	371,049	364,332
	Pool BF0144, 3.50% due 10/1/2056	531,669	522,044
	Pool MA1582, 3.50% due 9/1/2043	1,543,942	1,518,925
	Federal National Mtg Assoc., CMBS,
[b]	Series 2015-SB5 Class A10, 3.15% due 9/25/2035	305,232	302,522
[b]	Series 2018-SB47 Class A5H, 2.92% due 1/25/2038	876,998	876,473
	Federal National Mtg Assoc., CMO REMIC,
	Series 1993-32 Class H, 6.00% due 3/25/2023	640	643
[b]	Series 2009-17 Class AH, 0.589% due 3/25/2039	213,259	181,729
	Series 2009-52 Class AJ, 4.00% due 7/25/2024	315	315
	Series 2011-70 Class CA, 3.00% due 8/25/2026	892,109	884,968
[b]	Series 2013-81 Class FW, 1.924% (LIBOR 1 Month + 0.30%) due 1/25/2043	1,000,978	992,218
[b]	Series 2013-92 Class FA, 2.174% (LIBOR 1 Month + 0.55%) due 9/25/2043	711,118	710,381
	Federal National Mtg Assoc., UMBS Collateral,
	Pool AE0704, 4.00% due 1/1/2026	454,259	458,956
	Pool AJ1752, 3.50% due 9/1/2026	470,738	470,243
	Pool AK6768, 3.00% due 3/1/2027	587,431	586,623
	Pool AL6582, 3.50% due 4/1/2030	555,602	557,614
	Pool AL7801, 2.50% due 11/1/2030	1,994,174	1,957,578
	Pool AL9445, 3.00% due 7/1/2031	15,625	15,511
	Pool AL9821, 2.50% due 1/1/2032	2,302,469	2,254,030
	Pool AS4916, 3.00% due 5/1/2030	964,571	957,517
	Pool AS9733, 4.00% due 6/1/2047	1,132,171	1,135,419
	Pool AS9749, 4.00% due 6/1/2047	368,040	368,239
	Pool AU2669, 2.50% due 10/1/2028	649,487	640,869
	Pool AZ3778, 3.00% due 4/1/2030	1,432,448	1,421,401
	Pool BM4153, 3.00% due 6/1/2033	1,501,762	1,486,891
	Pool BM4864, 3.50% due 5/1/2033	975,534	980,419
	Pool BP9589, 2.50% due 8/1/2035	2,190,254	2,102,530
	Pool CA0942, 2.50% due 12/1/2032	936,697	913,139
	Pool CA4102, 3.50% due 8/1/2029	803,205	806,093
	Pool CA5271, 2.50% due 3/1/2035	1,257,793	1,211,195
	Pool CA5282, 3.00% due 3/1/2035	2,766,914	2,720,659
	Pool CA6862, 2.00% due 9/1/2035	1,551,566	1,455,803
	Pool CA7470, 2.00% due 10/1/2035	2,729,020	2,560,584
	Pool CA7535, 1.50% due 10/1/2030	3,020,871	2,847,009
	Pool CA7891, 1.50% due 11/1/2035	1,594,551	1,458,851
	Pool FM1523, 2.50% due 8/1/2029	851,485	833,653
	Pool FM2831, 2.50% due 5/1/2032	1,706,159	1,670,264
	Pool FM3494, 2.50% due 4/1/2048	1,276,619	1,164,229
	Pool FM5458, 1.50% due 12/1/2035	1,437,614	1,315,269
	Pool FS0898, 3.00% due 2/1/2052	5,387,544	5,026,717
	Pool FS0916, 3.00% due 3/1/2052	5,366,282	5,008,482
	Pool MA2353, 3.00% due 8/1/2035	738,310	720,392
	Pool MA2480, 4.00% due 12/1/2035	748,890	761,208
	Pool MA3465, 4.00% due 9/1/2038	417,441	421,106
	Pool MA3557, 4.00% due 1/1/2029	658,114	664,865
	Pool MA3681, 3.00% due 6/1/2034	391,840	385,289
	Pool MA3826, 3.00% due 11/1/2029	946,239	936,187
	Pool MA3896, 2.50% due 1/1/2035	113,879	109,660
	Pool MA3953, 2.50% due 3/1/2030	512,052	500,827
	Pool MA4016, 2.50% due 5/1/2040	1,148,409	1,061,808
	Pool MA4042, 2.00% due 6/1/2035	2,510,559	2,355,606
	Pool MA4045, 2.00% due 6/1/2040	2,266,742	2,032,679
	Pool MA4148, 2.00% due 10/1/2030	597,524	574,027
	Pool MA4309, 2.00% due 4/1/2031	1,608,946	1,543,438
	Pool MA4390, 2.00% due 7/1/2031	4,138,907	3,970,392
	Government National Mtg Assoc.,
[b]	Pool 751392, 5.00% due 2/20/2061	626,449	635,438
[b]	Pool 894205, 1.625% (H15T1Y + 1.50%) due 8/20/2039	295,199	292,629
[b]	Pool MA0100, 1.875% (H15T1Y + 1.50%) due 5/20/2042	200,724	203,008
	Pool MA0907, 2.00% due 4/20/2028	660,803	618,212
	Government National Mtg Assoc., CMO,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	June 30, 2022 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Series 2016-32 Class LJ, 2.50% due 12/20/2040	$ 416,026	$ 413,891
	Series 2016-H04 Class HA, 2.25% due 7/20/2065	2,334,010	2,286,535
	Series 2017-186 Class VA, 3.00% due 2/20/2031	2,120,457	2,104,691
	Total Mortgage Backed (Cost $161,139,050)		151,959,636
	Asset Backed Securities — 0.4%
	Other Asset Backed — 0.4%
	Federal National Mtg Assoc., Grantor Trust, Series 2017-T1 Class A, 2.898% due 6/25/2027	994,712	967,544
			967,544
	Total Asset Backed Securities (Cost $994,712)		967,544
	Corporate Bonds — 1.0%
	Utilities — 1.0%
	Electric Utilities — 1.0%
[c]	Caledonia Generating LLC, 1.95% due 2/28/2034	2,764,813	2,459,683
			2,459,683
	Total Corporate Bonds (Cost $2,764,813)		2,459,683
	Short-Term Investments — 7.2%
	Cash Management Bill, 1.495% due 8/23/2022	2,000,000	1,995,574
	United States Treasury Bill
	0.777% due 7/7/2022	2,500,000	2,499,681
	0.806% due 7/12/2022	2,500,000	2,499,394
	0.816% due 7/14/2022	2,500,000	2,499,275
	0.842% due 7/21/2022	2,500,000	2,498,848
	1.393% due 8/18/2022	2,000,000	1,996,343
	1.46% due 8/25/2022	2,000,000	1,995,610
	United States Treasury Notes, 1.75% due 7/15/2022	2,000,000	2,000,742
	Total Short-Term Investments (Cost $17,985,467)		17,985,467
	Total Investments — 98.5% (Cost $259,790,867)		$244,798,341
	Other Assets Less Liabilities — 1.5%		3,628,777
	Net Assets — 100.0%		$248,427,118

Footnote Legend
a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2022.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the aggregate value of these securities in the Fund’s portfolio was $6,506,457, representing 2.62% of the Fund’s net assets.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Government Fund	June 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term U.S. Government Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has seven classes of shares of beneficial interest: Class A, Class C, Class C2, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, and “Class R5”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method approved by the Audit Committee.